UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4992

Colonial Municipal Income Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2007 (Unaudited)	Colonial Municipal Income Trust

	Par ($)	Value ($)*
Municipal Bonds — 149.3%
EDUCATION — 2.2%
Education — 1.0%
MI Southfield Economic Development Corp.
Lawrence University,
Series 1998 A,
5.400% 02/01/18	750,000	763,545
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	570,000	592,709
WV University
Series 2000 A,
Insured: AMBAC
(a) 04/01/25	750,000	348,600
Education Total		1,704,854
Prep School — 1.2%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	1,060,000	1,101,923
IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/26	500,000	517,535
MI Summit Academy North
Series 2005,
5.500% 11/01/35	250,000	253,660
Prep School Total		1,873,118
EDUCATION TOTAL		3,577,972
HEALTH CARE — 44.1%
Continuing Care Retirement — 20.0%
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	525,000	582,445
CO Health Facilities Authority
Christian Living Communities,
Series 2006 A,
5.750% 01/01/37	500,000	524,560
Covenant Retirement Communities, Inc.,
Series 2005,
5.000% 12/01/35	1,100,000	1,126,565
CT Development Authority
Elim Park Baptist Home, Inc.,
Series 2003,
5.850% 12/01/33	430,000	460,891

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
5.500% 11/15/29	400,000	410,632
FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A,
5.250% 01/01/26	500,000	510,055
Life Care Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	200,000	206,172
GA Fulton County
Canterbury Court,
Series 2004 A,
6.125% 02/15/26	500,000	532,515
Lenbrook Project,
Series 2006 A,
5.000% 07/01/29	1,500,000	1,466,295
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A,
7.400% 01/01/34	350,000	372,495
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	875,000	924,822
Washington & Jane Smith Community:
Series 2003 A,
7.000% 11/15/32	525,000	571,531
Series 2005 A,
6.250% 11/15/35	1,000,000	1,057,190
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	750,000	790,680
KS Manhattan
Meadowlark Hills Retirement Home,
Series 1999 A,
6.375% 05/15/20	250,000	266,425
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	235,000	240,553
MA Development Finance Agency
Loomis House, Inc.:
Series 1999 A,
5.625% 07/01/15	250,000	257,298
Series 2002 A,
6.900% 03/01/32	125,000	137,363

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
MD Health & Higher Educational Facilities Authority
King Farm Presbyterian Community,
Series 2007 A,
5.250% 01/01/27	260,000	266,154
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	500,000	527,910
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36	750,000	793,560
MO Cole County Industrial Development Authority
St. John’s Lutheran Service,
Series 2004,
5.500% 02/01/35	750,000	795,090
MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	300,000	314,889
NC Medical Care Commission
United Methodist Retirement Home, Inc.,
Series 2005 C,
5.250% 10/01/24	500,000	515,810
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998,
5.750% 07/01/28	1,100,000	1,118,150
NJ Economic Development Authority
Lions Gate,
Series 2005 A:
5.750% 01/01/25	400,000	417,404
5.875% 01/01/37	300,000	312,633
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	325,000	333,466
Marcus L. Ward Home,
Series 2004,
5.750% 11/01/24	500,000	544,210
Seabrook Village, Inc.,
Series 2006:
5.250% 11/15/26	500,000	513,685
5.250% 11/15/36	500,000	510,190
OR Multnomah County Hospital Facilities Authority
Terwilliger Plaza Project,
Series 2006 A,
5.250% 12/01/36	250,000	256,400

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A:
6.125% 01/01/25	500,000	532,135
6.250% 01/01/35	250,000	265,543
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	1,000,000	1,051,820
Friendship Village of South Hills,
Series 2003 A,
5.750% 08/15/20	1,000,000	1,027,720
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	400,000	426,740
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005:
6.125% 02/01/28	150,000	159,819
6.250% 02/01/35	600,000	638,478
PA Westmoreland County Industrial Development Authority
Redstone Highlands,
Series 2005 A:
5.750% 01/01/26	1,250,000	1,317,562
5.875% 01/01/32	600,000	635,094
SC Jobs Economic Development Authority
Wesley Commons,
Series 2006:
5.125% 10/01/26	400,000	406,496
5.300% 10/01/36	200,000	204,578
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	261,580
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	575,000	581,532
TN Shelby County Health, Educational & Housing Facilities Board
Germantown Village,
Series 2003 A,
7.250% 12/01/34	300,000	310,665

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
Trezevant Manor,
Series 2006 A:
5.625% 09/01/26	500,000	514,125
5.750% 09/01/37	400,000	412,284
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	750,000	761,835
Series 2003 A,
7.000% 11/15/33	200,000	217,716
TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	600,000	624,192
Village at Gleannloch Farms,
Series 2006 A,
5.500% 02/15/27	400,000	414,264
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.000% 02/15/26	500,000	558,530
TX Tarrant County Cultural Education Facilities
Northwest Senior Housing-Edgemere,
Series 2006 A,
6.000% 11/15/36	500,000	535,560
VA Suffolk Industrial Development Authority
Lake Prince Center,
Series 2006,
5.300% 09/01/31	250,000	256,068
VA Virginia Beach Development Authority
Westminster-Canterbury of Hampton,
Series 2005,
5.250% 11/01/26	450,000	464,985
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	1,000,000	1,018,680
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	300,000	307,074
Milwaukee Catholic Home,
Series 2006,
5.000% 07/01/26	250,000	261,960
Three Pillars Senior Living Communities,
Series 2003,
5.750% 08/15/26	500,000	533,840

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	750,000	760,252
Continuing Care Retirement Total		33,119,165
Health Services — 2.7%
CO Health Facilities Authority
National Jewish Medical & Research Center,
Series 1998:
5.375% 01/01/16	1,500,000	1,522,710
5.375% 01/01/23	340,000	344,852
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999,
5.650% 02/01/19	620,000	645,209
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	750,000	924,472
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Healthpartners,
Series 2003,
5.625% 12/01/22	200,000	214,778
WI Health & Educational Facilities Authority
Blood Center Southeastern Wisconsin,
Series 2004,
5.750% 06/01/34	750,000	818,595
Health Services Total		4,470,616
Hospitals — 14.9%
AR Conway Health Facilities Board
Conway Regional Medical Center:
Series 1999 A,
6.400% 08/01/29	350,000	373,254
Series 1999 B,
6.400% 08/01/29	850,000	906,474
AR Washington County
Washington Regional Medical Center,
Series 2005 B,
5.000% 02/01/30	600,000	619,794
CA Turlock
Emanuel Medical Center, Inc.,
Series 2004,
5.375% 10/15/34	1,000,000	1,055,600
CO Health Facilities Authority
Parkview Medical Center,
Series 2004,
5.000% 09/01/25	550,000	567,556

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	500,000	523,500
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003,
6.375% 10/01/34	250,000	277,478
FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	400,000	422,564
IL Health Facilities Authority
Thorek Hospital & Medical Center,
Series 1998,
5.375% 08/15/28	500,000	513,880
IL Southwestern Development Authority
Anderson Hospital:
Series 1999:
5.375% 08/15/15	500,000	516,435
5.500% 08/15/20	550,000	568,392
Series 2006,
5.125% 08/15/26	500,000	523,225
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	425,000	458,885
KS Salina Hospital Revenue
Salina Regional Health Center, Inc.,
Series 2005 A,
4.625% 10/01/31	400,000	400,720
KS University Hospital Authority
Series 2006,
4.500% 09/01/32	250,000	250,383
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A:
5.500% 08/15/19	250,000	257,608
5.625% 08/15/29	525,000	541,868
MA Health & Educational Facilities Authority
Jordan Hospital,
Series 2003 E,
6.750% 10/01/33	250,000	277,105
Milford-Whitinsville Regional Hospital:
Series 1998 C,
5.250% 07/15/18	500,000	512,400
Series 2002 D,
6.350% 07/15/32	250,000	282,528
MD Health & Higher Educational Facilities Authority
Adventist Health Care,
Series 2003 A:
5.000% 01/01/16	365,000	376,275
5.750% 01/01/25	400,000	429,984

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MI Dickinson County
Dickinson County Health Care System,
Series 1999,
5.700% 11/01/18	770,000	795,533
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2001 A,
5.700% 11/01/15	2,000,000	2,058,120
MN St. Paul Port Authority
Regions Hospital,
Series 2007 1,
5.000% 08/01/36	700,000	708,183
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	985,000	1,007,172
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	25,000	27,373
Littleton Hospital Association, Inc.:
Series 1998 A:
5.900% 05/01/18	500,000	515,155
6.000% 05/01/28	625,000	644,475
Series 1998 B,
5.900% 05/01/28	675,000	694,663
The Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/21	530,000	558,970
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
5.375% 07/01/26	385,000	394,282
NY Dormitory Authority
Mount Sinai Hospital:
Series 2000 C,
5.500% 07/01/26	575,000	583,297
Series 2000,
5.500% 07/01/26	175,000	177,525
North-Shore Long Island Jewish Medical Center,
Series 2003,
5.500% 05/01/33	200,000	215,466
OH Highland County Joint Township
Series 1999,
6.750% 12/01/29	685,000	718,051

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/14	400,000	427,568
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
Series 2006,
5.250% 05/15/18	300,000	322,182
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/08	270,000	270,554
SC Lexington County Health Services
Lexington Medical Center,
Series 2003,
5.500% 11/01/23	750,000	801,247
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	525,000	557,629
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
6.000% 07/01/31	750,000	803,572
VT Educational & Health Buildings Finance Agency
Brattleboro Memorial Hospital,
Series 1998,
5.375% 03/01/28	500,000	502,210
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	350,000	391,297
Fort Health Care, Inc.,
Series 2004,
6.100% 05/01/34	750,000	836,160
Hospitals Total		24,666,592
Intermediate Care Facilities — 0.7%
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,030,000	1,064,268
Intermediate Care Facilities Total		1,064,268
Nursing Homes — 5.8%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	950,000	951,472

	Par ($)	Value ($)

Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
CO Health Facilities Authority
American Housing Foundation I, Inc.,
Series 2003 A,
8.500% 12/01/31	530,000	564,344
Evangelical Lutheran Good Samaritan Foundation,
Series 2005,
5.000% 06/01/35	250,000	260,133
Volunteers of America Care Facilities,
Series 1998 A:
5.450% 07/01/08	90,000	90,941
5.750% 07/01/20	700,000	721,658
Greystone Midwest Junior Lien
7.148% 08/01/36(c)	812,734	728,925
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.750% 07/01/18	550,000	566,505
5.750% 07/01/28	1,475,000	1,490,163
KY Economic Development Finance Authority
Series 2003,
6.500% 01/01/29	395,000	412,562
MA Development Finance Agency
AHF/Woodlawn Manor, Inc.:
Series 2000 A,
7.750% 12/01/27(d)	364,000	145,600
Series 2000 B,
10.250% 06/01/27(c)(d)	113,186	3,396
Alliance Health Care Facilities,
Series 1999 A,
7.100% 07/01/32	1,105,000	1,133,001
MA Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
8.300% 07/01/23	830,000	822,646
MN Sartell
Foundation for Health Care,
Series 1999 A,
6.625% 09/01/29	1,025,000	1,060,291
NJ Economic Development Authority
Hebrew Old Age Center,
Series 2006,
5.375% 11/01/36	350,000	357,766

	Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
NY Amherst Industrial Development Agency
Beechwood Health Care Center,
Series 2007,
5.200% 01/01/40	250,000	253,963
Nursing Homes Total		9,563,366
HEALTH CARE TOTAL		72,884,007
HOUSING — 15.6%
Assisted Living/Senior — 3.4%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	1,160,000	1,080,656
GA Columbus Housing Authority
The Gardens at Calvary Project,
Series 1999,
7.000% 11/15/19	470,000	471,922
GA Jefferson Development Authority
Sumner Smith Facility,
Series 2007 A, AMT,
5.875% 08/01/38	500,000	503,280
MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,630,000	1,456,633
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1999,
7.625% 11/01/29	945,000	991,570
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	420,000	431,600
6.000% 05/01/29	650,000	669,981
Assisted Living/Senior Total		5,605,642
Multi-Family — 8.6%
DC Housing Finance Agency
Henson Ridge,
Series 2004 E, AMT,
Insured: FHA
5.100% 06/01/37	655,000	682,589
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	890,000	889,306
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	500,000	531,690
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	660,000	674,474

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	500,000	528,770
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	2,000,000	2,071,800
Series 2005 E, AMT,
5.000% 12/01/28	500,000	519,505
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	500,000	505,945
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	930,000	939,430
MN White Bear Lake
Birch Lake Townhomes:
Series 1989 A, AMT,
10.250% 07/15/19	1,770,000	1,678,845
Series 1989 B, AMT,
(a) 07/15/19	622,000	174,993
NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38	1,000,000	1,003,350
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	800,000	867,088
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	500,000	500,310
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	750,000	772,087
OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	250,000	256,853
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(e)	455,481	452,165

	Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	295,000	305,355
Series 2000 D,
10.000% 12/01/32	300,000	311,982
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	500,000	514,500
Multi-Family Total		14,181,037
Single-Family — 3.6%
KY Kentucky County
Series 1987 A, AMT,
Insured: MBIA
9.000% 09/01/16	5,000	5,015
MA Housing Finance Agency
Series 2005 118, AMT,
4.850% 12/01/35	1,160,000	1,170,823
Series 2005 B,
5.000% 06/01/30	500,000	518,750
MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	748,322	772,216
ND Housing Finance Agency
Series 2006 A, AMT,
4.850% 07/01/21	500,000	515,270
OK Housing Finance Agency
Series 2006 C, AMT,
Guarantor: GNMA
4.900% 09/01/21	1,000,000	1,033,010
PA Pittsburgh Urban Redevelopment Authority
Series 2006 C,
Guarantor: GNMA
4.800% 04/01/28	1,000,000	1,017,570
WI Housing & Economic Development Authority
Series 2005 C, AMT,
4.875% 03/01/36	960,000	975,379
Single-Family Total		6,008,033
HOUSING TOTAL		25,794,712
INDUSTRIALS — 8.7%
Food Products — 1.6%
GA Cartersville Development Authority
Anheuser Busch Companies, Inc.,
Series 2002, AMT,
5.950% 02/01/32	1,000,000	1,081,060

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Food Products — (continued)
LA Southern Louisiana Port Commission
Cargill, Inc.,
Series 1997,
5.850% 04/01/17	500,000	510,510
MI Strategic Fund
Imperial Holly Corp.,
Series 1998 A,
6.250% 11/01/15	1,000,000	1,033,460
Food Products Total		2,625,030
Forest Products & Paper — 2.3%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
6.375% 12/01/24	400,000	440,564
AL Courtland Industrial Development Board
Series 1999, AMT,
6.000% 08/01/29	1,000,000	1,038,830
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	400,000	430,496
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 1993, AMT,
7.500% 01/01/26	800,000	802,960
MS Lowndes County
Weyerhaeuser Co.,
Series 1992 B,
6.700% 04/01/22	595,000	723,651
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	404,028
Forest Products & Paper Total		3,840,529
Manufacturing — 0.8%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	700,000	713,720
MS Business Finance Corp.
Northrop Grumman Ship Systems, Inc.,
Series 2006,
4.550% 12/01/28	500,000	504,525
Manufacturing Total		1,218,245

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Manufacturing — (continued)
Metals & Mining — 0.5%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14	190,000	198,090
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	545,000	544,957
Metals & Mining Total		743,047
Oil & Gas — 2.9%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	115,000	126,248
NV Clark County Industrial Development Authority
Southwest Gas Corp.,
Series 2005 A, AMT,
Insured: AMBAC
4.850% 10/01/35	3,000,000	3,073,590
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	375,000	424,256
VI Virgin Islands Public Finance Authority
Hovensa LLC:
Series 2003, AMT,
6.125% 07/01/22	425,000	472,383
Series 2004, AMT,
5.875% 07/01/22	400,000	440,996
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	250,000	282,743
Oil & Gas Total		4,820,216
Other Industrial Development Bonds — 0.6%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	1,000,000	1,046,880
Other Industrial Development Bonds Total		1,046,880
INDUSTRIALS TOTAL		14,293,947

	Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
OTHER — 17.7%
Other — 0.3%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	400,000	431,188
Other Total		431,188
Pool/Bond Bank — 0.7%
MI Municipal Bond Authority
Series 2001 A,
Insured: AMBAC
5.375% 11/01/17	550,000	586,757
OH Summit County Port Authority
Twinsburg Township,
Series 2005 D,
5.125% 05/15/25	655,000	669,495
Pool/Bond Bank Total		1,256,252
Refunded/Escrowed(f) — 13.6%
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Pre-refunded 06/01/13,
5.500% 06/01/43	500,000	549,545
CA Orange County Community Facilities District
Ladera Ranch,
Series 1999 A,
Pre-refunded 08/15/09,
6.500% 08/15/21	1,000,000	1,083,860
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	725,000	835,881
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
(a) 09/01/35	8,750,000	1,168,650
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
Pre-refunded 06/01/12,
8.000% 06/01/32	500,000	599,480

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(f) — (continued)
FL Northern Palm Beach County Improvement District
Series 1999,
Pre-refunded 08/01/09,
Insured: MBIA
5.900% 08/01/19	500,000	530,685
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	150,000	164,747
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	330,000	336,943
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	955,000	1,170,629
ID Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992,
Escrowed to Maturity,
6.650% 02/15/21	2,750,000	3,543,787
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	650,000	752,576
Swedish American Hospital,
Series 2000,
Pre-refunded 05/15/10,
6.875% 11/15/30	500,000	546,770
IL Metropolitan Pier & Exposition Authority
McCormick Place Expansion,
Series 1993 A,
Escrowed to Maturity,
Insured: FGIC
(a) 06/15/14	1,010,000	759,752
IL University of Illinois
Series 2001 A,
Pre-refunded 08/15/11,
Insured: AMBAC
5.500% 08/15/17	600,000	645,078
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	200,000	225,996

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(f) — (continued)
MN Carlton
Inter-Faith Social Services, Inc.,
Series 2000,
Pre-refunded 04/01/10,
7.500% 04/01/19	250,000	277,148
NC Lincoln County
Lincoln County Hospital,
Series 1991,
Escrowed to Maturity,
9.000% 05/01/07	75,000	75,599
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	175,000	195,654
NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2000 A,
8.250% 11/15/30	700,000	812,721
NM Red River Sports Facility
Red River Ski Area,
Series 1998,
Escrowed to Maturity,
6.450% 06/01/07	185,000	185,500
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
Pre-refunded 07/01/08,
5.375% 07/01/26	115,000	118,129
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(a) 06/01/08	1,000,000	955,600
NY New York
Series 1998 H,
Escrowed to Maturity,
Insured: MBIA
5.125% 08/01/25	185,000	190,637
PA Delaware County Authority
Mercy Health Corp.,
Series 1996,
Escrowed to Maturity:
6.000% 12/15/16	1,400,000	1,430,716
6.000% 12/15/26	500,000	510,995
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	325,000	365,638

	Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(f) — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Escrowed to Maturity,
6.000% 08/01/26	80,000	102,206
TN Shelby County Health, Educational & Housing Facilities Board
Open Arms Development Centers:
Series 1992 A,
Pre-refunded 08/01/07,
9.750% 08/01/19	420,000	449,879
Series 1992 C,
Pre-refunded 08/01/07,
9.750% 08/01/19	425,000	455,235
TX Board of Regents
University of Texas,
Series 2001 B,
Escrowed to Maturity,
5.375% 08/15/18	350,000	373,174
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 1998,
Pre-refunded 07/01/08,
5.500% 07/01/21	1,000,000	1,032,950
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
Pre-refunded 11/17/08,
5.750% 11/15/27	875,000	918,207
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	450,000	495,014
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	605,000	670,721
Refunded/Escrowed Total		22,530,102
Tobacco — 3.1%
CA County Tobacco Securitization Agency
Series 2006,
(a) 06/01/46	3,500,000	278,460
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	1,600,000	1,791,536
CA Tobacco Securitization Authority
San Diego County Tobacco,
Series 2006,
(a) 06/01/46	6,000,000	556,080
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	1,000,000	1,168,930

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — (continued)
	Series 2007 1C,
	(a) 06/01/41	2,500,000	352,825
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	10,000,000	360,600
WA Tobacco Settlement Authority
	Series 2002,
	6.625% 06/01/32	500,000	557,780
Tobacco Total			5,066,211
OTHER TOTAL			29,283,753
OTHER REVENUE — 4.7%
Hotels — 1.5%
MD Economic Development Corp.
	Chesapeake Bay Conference Center,
	Series 2006 A,
	5.000% 12/01/31	750,000	758,468
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	1,000,000	1,038,760
	Series 2005 C,
	8.750% 01/01/37	600,000	610,932
Hotels Total			2,408,160
Recreation — 2.2%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	5.600% 07/01/13	775,000	809,363
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(e)	190,000	201,780
	8.750% 10/01/19(e)	720,000	764,640
CT Mashantucket Western Pequot
	Series 1999 B,
	(a) 09/01/18(e)	1,100,000	623,106
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(e)	200,000	213,184
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19(e)	400,000	420,480

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26(e)	650,000	666,081
Recreation Total			3,698,634
Retail — 1.0%
LA Beauregard Parish
	Office Max,
	Series 2002,
	6.800% 02/01/27	1,000,000	1,117,660
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	520,000	523,864
Retail Total			1,641,524
OTHER REVENUE TOTAL			7,748,318
RESOURCE RECOVERY — 2.0%
Disposal — 0.8%
CA Pollution Control Financing Authority
	Republic Services, Inc.,
	Series 2002 C, AMT,
	5.250% 06/01/23	500,000	534,750
UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,
	7.500% 02/01/10	250,000	252,075
	Series 1997 A, AMT,
	7.450% 07/01/17	500,000	514,695
Disposal Total			1,301,520
Resource Recovery — 1.2%
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.500% 12/01/13	1,000,000	1,038,430
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	1,000,000	1,035,170
Resource Recovery Total			2,073,600
RESOURCE RECOVERY TOTAL			3,375,120
TAX-BACKED — 28.9%
Local Appropriated — 1.6%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,000,000	1,027,280

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	500,000	533,400
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	700,000	747,530
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	400,000	417,556
Local Appropriated Total			2,725,766
Local General Obligations — 6.6%
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	500,000	533,025
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/15	4,000,000	2,820,200
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,000,000	1,132,820
NY New York
	Series 1998 H,
	Insured: MBIA
	5.125% 08/01/25	4,815,000	4,942,068
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	750,000	802,680
TX Irving Independent School District
	Series 1997 A,
	Insured: PSFG
	(a) 02/15/16	1,000,000	694,360
Local General Obligations Total			10,925,153
Special Non-Property Tax — 9.9%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/18	1,015,000	632,660
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(g) 01/01/24 (6.250% 01/01/08)	500,000	497,230
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion:
	Series 1994 A,
	Insured: MBIA
	(a) 06/15/15	3,000,000	2,159,760

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
	Series 1996 A,
	Insured: MBIA
	(a) 12/15/13	5,000,000	3,832,700
	Series 2002 A,
	Insured: FGIC
	(a) 06/15/14	3,990,000	2,994,974
KS Wyandotte County
	Series 2005 B,
	5.000% 12/01/20	225,000	234,875
	Series 2006,
	4.875% 10/01/28	600,000	602,310
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	120,000	127,561
	5.750% 06/15/29	500,000	542,450
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/24	4,000,000	4,761,680
Special Non-Property Tax Total			16,386,200
Special Property Tax — 9.3%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	500,000	538,485
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	450,000	470,578
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,125,000	1,194,592
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	500,000	516,755
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	300,000	315,189
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	355,000	363,864

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
CA Yorba Linda Redevelopment Agency
	Series 1998 A,
	Insured: MBIA
	(a) 09/01/24	1,325,000	632,343
FL Ave Maria Stewardship Community District
	Series 2006 A,
	5.125% 05/01/38	150,000	150,792
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	730,000	778,676
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	490,000	538,755
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	245,000	262,491
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	685,000	686,185
FL Oakmont Grove Community Development District
	Series 2007 A,
	5.400% 05/01/38	300,000	300,372
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	85,000	86,438
	5.800% 05/01/26	300,000	306,990
FL Sarasota County Community Development District
	Series 2003,
	6.400% 05/01/33	485,000	521,002
FL Sarasota National Community Development
	Series 2003,
	5.300% 05/01/39	800,000	796,384
FL Seven Oaks Community Development District II
	Series 2004 B,
	5.000% 05/01/09	660,000	661,155
FL Stoneybrook Community Development District
	Series 1998 A,

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
	6.100% 05/01/19	215,000	215,310
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	500,000	506,755
FL Westchester Community Development District No. 1
	Series 2003,
	6.125% 05/01/35	275,000	292,839
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	1,000,000	1,029,160
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.400% 01/01/20	500,000	519,100
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	310,000	337,091
IL Du Page County Special Service Area No. 31
	Series 2006,
	5.625% 03/01/36	250,000	262,795
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	250,000	265,945
IL Plano Special Service Area No. 4
	Series 2005 5-B,
	6.000% 03/01/35	1,500,000	1,518,735
IL Volo Village Special Service Area No. 3
	Series 2006-1,
	6.000% 03/01/36	485,000	499,143
IN Portage
	Series 2006,
	5.000% 01/15/27	260,000	267,839
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	450,000	482,913
Special Property Tax Total			15,318,671
State Appropriated — 1.2%
MI Building Authority
	Series 2001 I,
	5.000% 10/15/24	1,000,000	1,043,990

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	820,000	1,005,845
State Appropriated Total			2,049,835
State General Obligations — 0.3%
CA State
	Series 2003,
	5.250% 02/01/23	380,000	432,641
State General Obligations Total			432,641
TAX-BACKED TOTAL			47,838,266
TRANSPORTATION — 13.1%
Air Transportation — 4.3%
CA Los Angeles Regional Airports Improvement Corp.
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC
	5.250% 01/01/23	500,000	520,755
CO Denver City & County Airport
	United Air Lines, Inc.,
	Series 1992 A, AMT,
	6.875% 10/01/32	645,000	665,808
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	350,000	378,816
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	500,000	530,825
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	250,000	255,440
	Series 2000, AMT,
	7.750% 02/01/28	500,000	543,460
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 2003, AMT,
	9.000% 06/01/33	1,250,000	1,556,900
NY New York City Industrial Development Agency
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/21	500,000	548,340
NY New York City Industrial Development Authority
	JFK International Airport,
	American Airlines, Inc.,
	Series 2002 B, AMT,
	8.500% 08/01/28	500,000	591,325

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Air Transportation — (continued)
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.250% 01/01/09	135,000	135,757
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	750,000	920,355
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	510,000	541,487
Air Transportation Total			7,189,268
Airports — 2.0%
GA Augusta Airport
	Series 2005 B, AMT,
	5.350% 01/01/28	215,000	227,795
TX Dallas Fort Worth International Airport
	Series 2004 B, AMT,
	Insured: FSA
	5.000% 11/01/25	3,000,000	3,145,860
Airports Total			3,373,655
Toll Facilities — 3.4%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/15	3,000,000	2,202,510
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	3,000,000	1,869,930
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	1,000,000	1,080,050
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	375,000	433,650
Toll Facilities Total			5,586,140
Transportation — 3.4%
NV Department of Business & Industry
	Las Vegas Monorail Co.,
	Series 2000,
	7.375% 01/01/40	750,000	792,457

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — (continued)
NY Port Authority of New York & New Jersey
	Series 2004, AMT,
	Insured: FSA
	5.125% 07/15/30(h)	4,450,000	4,744,056
Transportation Total			5,536,513
TRANSPORTATION TOTAL			21,685,576
UTILITIES — 12.3%
Independent Power Producers — 2.1%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,024,460
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	550,891
OR Western Generation Agency
	Wauna Cogeneration Project,
	Series 2006 B, AMT,
	5.000% 01/01/16	500,000	514,780
PA Carbon County Industrial Development Authority
	Panther Creek Partners,
	Series 2000, AMT,
	6.650% 05/01/10	115,000	119,889
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	320,000	346,963
Independent Power Producers Total			3,556,983
Investor Owned — 7.0%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	756,232
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	475,000	525,977
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	800,000	817,168

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
IL Bryant
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	1,000,000	1,008,080
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	500,540
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	502,790
MS Business Finance Corp.
	Systems Energy Resources, Inc. Project,
	Series 1998,
	5.875% 04/01/22	1,500,000	1,505,250
MT Forsyth
	Northwestern Corp.,
	Series 2006,
	Insured: AMBAC
	4.650% 08/01/23	1,000,000	1,045,480
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	225,000	230,562
NH Business Finance Authority
	Public Service Co.,
	Series 2006 B, AMT,
	Insured: MBIA
	4.750% 05/01/21	250,000	257,780
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1997 A, AMT,
	5.900% 11/01/32	1,500,000	1,501,275
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	650,000	665,230
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	400,000	441,804
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	220,000	226,877
	Series 2003 C, AMT,
	6.750% 10/01/38	555,000	613,275

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	1,000,000	1,057,280
Investor Owned Total			11,655,600
Joint Power Authority — 0.3%
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	430,000	463,050
Joint Power Authority Total			463,050
Water & Sewer — 2.9%
MA Water Resources Authority
	Series 1997 D,
	Insured: MBIA
	5.000% 08/01/24	2,000,000	2,048,520
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(d)	485,000	291,111
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/12	3,000,000	2,388,780
Water & Sewer Total			4,728,411
UTILITIES TOTAL			20,404,044
Total Municipal Bonds (cost of $234,853,621)			246,885,715
Municipal Preferred Stocks — 2.0%
HOUSING — 2.0%
Multi-Family — 2.0%
Charter Mac Equity Issuer Trust
	AMT,
	6.000% 04/30/19(e)	1,000,000	1,116,010
	Series 2000, AMT,
	7.600% 11/30/10(e)	500,000	551,250
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(e)	500,000	540,780

		Par ($)	Value ($)
Municipal Preferred Stocks — (continued)
HOUSING — (continued)
Multi-Family — (continued)
MuniMae Trust
	AMT,
	5.800% 06/30/49(e)	1,000,000	1,088,110
Multi-Family Total			3,296,150
HOUSING TOTAL			3,296,150
Total Municipal Preferred Stocks (cost of $3,000,000)			3,296,150
Shares
Investment Company — 0.5%
	Dreyfus Tax-Exempt Cash Management Fund	808,241	808,241
	Total Investment Companies (cost of $808,241)		808,241
		Par ($)
Short-Term Obligations — 2.1%
VARIABLE RATE DEMAND NOTES (i) — 2.1%
FL Orange County School Board
	Series 2000 B,
	Insured: AMBAC,
	SPA: SunTrust Bank N.A.
	3.640% 08/01/25	600,000	600,000
	Series 2002 B,
	Insured: MBIA,
	SPA: SunTrust Bank N.A.
	3.640% 08/01/27	300,000	300,000
IL Development Finance Authority
	Jewish Federal Metropolitan Chicago,
	Series 2002,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.640% 09/01/32	200,000	200,000
IL Health Facilities Authority
	University of Chicago Hospital,
	Series 1994,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	3.640% 08/15/26	100,000	100,000
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	3.680% 11/01/15	100,000	100,000
MO Health & Educational Facilities Authority
	Bethesda Health Group, Inc.,
	Series 2001 A,
	3.680% 08/01/31	100,000	100,000
MS Jackson County Pollution Control
	Chevron Corp.:
	Series 1992,
	3.640% 12/01/16	100,000	100,000
	Series 1993,
	3.640% 06/01/23	200,000	200,000

		Par ($)	Value ($)
Short-Term Obligations — (continued)
VARIABLE RATE DEMAND NOTES (i) — (continued)
SD Health & Educational Facilities Authority
	Rapid City Regional Hospital,
	Series 2003,
	Insured: MBIA,
	SPA: U.S. Bank N.A.
	3.630% 09/01/27	300,000	300,000
TX Harris County Health Facilities Development Corp.
	Texas Medical Center,
	Series 2001,
	Insured: MBIA
	3.640% 09/01/31	800,000	800,000
UT Carbon County
	Refunding Pacificorp,
	Series 1994,
	Insured: AMBAC,
	LOC: JPMorgan Chase Bank
	3.630% 11/01/24	100,000	100,000
WI Health & Educational Facilities Authority
	Gundersen Lutheran,
	Series 2000 B,
	Insured: FSA
	LOC: Dexia Credit Local
	3.630% 12/01/29	100,000	100,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	3.640% 08/15/20	500,000	500,000
VARIABLE RATE DEMAND NOTES TOTAL			3,500,000
	Total Short-Term Obligations (cost of $3,500,000)		3,500,000

Total Investments — 153.9% (cost of $242,161,862)(j)(k)	254,490,106
Other Assets & Liabilities, Net — (53.9)%	(89,131,980)
Net Assets — 100.0%	165,358,126

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2007, the value of this security represents 0.7% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998, 6.00% 08/01/28	08/21/98	$1,070,000

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2007, the value of these securities amounted to $440,107, which represents 0.3% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities, which are not illiquid except the one shown in the table below, amounted to $6,637,586, which represents 4.0% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$455,481	$455,481	$452,165

(f)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(g)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)	A portion of this security with a market value of $1,006,080 is pledged as collateral for open futures contracts.

(i)

Variable rate demand note. This security is payable upon demand and is secured by letters of credit  or other credit support aggrements from banks. The interest rate changes periodically and the interest rate shown reflects the rate as of February 28, 2007.

(j)	Cost for federal income tax purposes is $242,161,862.

(k)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$16,693,457	$(4,365,213)	$12,328,244

At February 28, 2007, the Trust held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	129	$14,008,594	$13,931,194	Jun-2007	$76,005
20-Year U.S. Treasury Bonds	24	2,712,000	2,649,567	Mar-2007	63,828
					$139,833

At February 28, 2007, the Trust held the following forward swap contract:

Notional	Effective	Expiration	Counter-	Receive		Fixed	Variable	Net Unrealized
Amount	Date	Date	party	(Pay)		Rate	Rate	Depreciation
$8,000,000	02/01/07	05/08/07	JPMorgan Chase Bank	(Pay	)	3.903%	BMA Index	$(129,753)

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Municipal Income Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007